Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Goodwill and Other Intangible Assets
Goodwill and other intangible assets consisted of the following:

(in thousands)	As of
	March 31, 2011	December 31, 2010
Goodwill	$510,484	$510,484

Other intangible assets:
Amortizable intangible assets:
Carrying amount:
Acquired network distribution	514,952	514,944
Customer lists	87,107	87,117
Copyrights and other trade names	59,285	59,865
Other	8,008	8,008

Total carrying amount	669,352	669,934

Accumulated amortization:
Acquired network distribution	(50,150)	(43,624)
Customer lists	(20,080)	(17,068)
Copyrights and other trade names	(6,383)	(6,171)
Other	(5,104)	(4,991)

Total accumulated amortization	(81,717)	(71,854)

Total other intangible assets, net	587,635	598,080

Total goodwill and other intangible assets, net	$1,098,119	$1,108,564

The reported goodwill balances summarized above are attributed to our Lifestyle Media business segment.

Activity related to amortizable intangible assets by business segment was as follows:

(in thousands)
	Lifestyle Media	Corporate	Total
Amortizable intangible assets:
Balance as of December 31, 2010	$597,938	$142	$598,080
Foreign currency translation adjustment		4	4
Amortization	(10,429)	(20)	(10,449)

Balance as of March 31, 2011	$587,509	$126	$587,635

Estimated amortization expense of intangible assets for each of the next five years is as follows: $32.1 million for the remainder of 2011, $42.6 million in 2012, $42.5 million in 2013, $42.1 million in 2014, $34.0 million in 2015, $32.7 million in 2016 and $361.6 million in later years.

Goodwill and other intangible assets consisted of the following:

(in thousands)	As of December 31,
	2010	2009
Goodwill	$510,484	$514,476

Other intangible assets:
Amortizable intangible assets:
Carrying amount:
Acquired network distribution	514,944	504,847
Customer lists	87,117	83,203
Copyrights and other trade names	59,865	59,975
Other	8,008	8,578

Total carrying amount	669,934	656,603

Accumulated amortization:
Acquired network distribution	(43,624)	(17,155)
Customer lists	(17,068)	(706)
Copyrights and other trade names	(6,171)	(2,065)
Other	(4,991)	(4,610)

Total accumulated amortization	(71,854)	(24,536)

Total other intangible assets	598,080	632,067

Total goodwill and other intangible assets	$1,108,564	$1,146,543

Activity related to goodwill, amortizable intangible assets and indefinite-lived intangible assets by business segment was as follows:

(in thousands)	Lifestyle
	Media	Corporate	Total
Goodwill:
Balance as of December 31, 2008	$268,195		$268,195
Business acquisitions	246,281		246,281

Balance as of December 31, 2009	514,476		514,476
Adjustment of purchase price allocations	(3,992)		(3,992)

Balance as of December 31, 2010	$510,484		$510,484

Amortizable intangible assets:
Balance as of December 31, 2008	$38,175		$38,175
Business acquisitions	598,257	$245	598,502
Additions	2,025		2,025
Foreign currency translation adjustment		(3)	(3)
Amortization	(6,632)		(6,632)

Balance as of December 31, 2009	631,825	242	632,067
Adjustment of purchase price allocations	14,021		14,021
Foreign currency translation adjustment		(11)	(11)
Amortization	(47,908)	(89)	(47,997)

Balance as of December 31, 2010	$597,938	$142	$598,080

To determine the fair value of our reporting unit, we used market data and discounted cash flow analyses. No impairment losses were recorded in 2010, 2009 or 2008.
Estimated amortization expense of intangible assets for each of the next five years is expected to be $42.6 million in 2011, $42.6 million in 2012, $42.5 million in 2013, $42.3 million in 2014, $34.0 million in 2015 and $394.1 million in later years.